Contract Cost Assets, Net - Estimated Future Amortization on Payments for Processing and Conversion (Details) - Contract cost assets $ in Thousands	Dec. 31, 2018 USD ($)
Contractual arrangements
2019	$ 31,565
2020	29,231
2021	27,426
2022	22,404
2023	$ 13,576